Note 14 - Stock-based Compensation - Ordinary Shares Reserved for Future Issuance (Details)	Dec. 31, 2017 shares
Ordinary shares reserved for future issuance (in shares)	340,340,900
Employee Stock Option [Member]
Ordinary shares reserved for future issuance (in shares)	185,500,550
Restricted Stock Units (RSUs) [Member]
Ordinary shares reserved for future issuance (in shares)	72,117,700
Shares Reserved For Awards [Member]
Ordinary shares reserved for future issuance (in shares)	59,153,700
Employee Stock Purchase Plan [Member]
Ordinary shares reserved for future issuance (in shares)	23,568,950